Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Vessels and equipment, accumulated depreciation	$ 110,200	$ 76,200
Deferred drydock expenditure, accumulated amortization	10,800	7,800
Accumulated Depreciation Depletion And Amortization Leasehold Improvements	96	42
Other non-current assets, accumulated depreciation	$ 600	$ 400
Equity
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	250,000,000	250,000,000
Common stock, shares issued (in shares)	34,061,357	34,061,357
Common stock, shares outstanding (in shares)	32,139,956	33,575,610
Treasury stock, shares issued (in shares)	1,921,401	485,747